Net revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenue
Gross revenue	$ 2,709,236	$ 2,193,867	$ 2,072,439
Taxes on sales and returns	(259,752)	(229,026)	(207,256)
Net revenue	2,449,484	1,964,841	1,865,183
Brazil
Net revenue
Net revenue	721,640	560,878	534,141
Peru
Net revenue
Net revenue	696,527	573,884	584,450
United States
Net revenue
Net revenue	158,060	156,634	99,884
Luxembourg
Net revenue
Net revenue	130,723	100,631	98,159
Switzerland
Net revenue
Net revenue	108,798	59,873	135,450
Argentina
Net revenue
Net revenue	79,463	45,050	14,904
Japan
Net revenue
Net revenue	69,565	36,005	32,994
Singapore
Net revenue
Net revenue	60,857	42,666	72,514
Colombia
Net revenue
Net revenue	47,734	39,137	42,007
Chile
Net revenue
Net revenue	38,101	67,546	52,865
Austria
Net revenue
Net revenue	37,270	22,982	18,731
Turkey
Net revenue
Net revenue	35,522	19,498	23,265
Germany
Net revenue
Net revenue	23,154	42,560	22,348
China
Net revenue
Net revenue	18,172	12,838	639
Italy
Net revenue
Net revenue	15,799	3,608	1,399
Korea
Net revenue
Net revenue	7,064	66,887	51,181
Other countries
Net revenue
Net revenue	201,035	114,164	80,252
US Dollar
Net revenue
Net revenue	1,729,234	1,414,992	1,334,878
BRL
Net revenue
Net revenue	717,032	547,537	529,218
Other
Net revenue
Net revenue	$ 3,218	$ 2,312	$ 1,087